Shareholder Report	12 Months Ended
Jan. 31, 2026 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
C000259995 [Member]
Shareholder Report [Line Items]
Fund Name	Rainwater Equity ETF
Class Name	Rainwater Equity ETF
Trading Symbol	RW
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about the Rainwater Equity ETF (the “Fund”) for the period of June 17, 2025 to January 31, 2026 (the “Period”). You can find additional information about the Fund at https://rainwateretf.com/. You can also request this information by contacting us at (215) 330-4476.

Additional Information [Text Block]
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://rainwateretf.com/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://rainwateretf.com/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$79	1.25%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
During the Period, the Fund achieved a net asset value (NAV) return of 1.30% compared to its benchmark, the S&P 500 Index, which returned 16.82%. The underperformance was largely driven by a narrow, AI-focused rally that disproportionately benefited a small group of mega-cap technology companies, as well as a leadership transition at one of the Fund’s core holdings. Stock selection was the primary driver of relative results.

Constellation Software and Lumine Group were negatively impacted by the resignation of founder and CEO Mark Leonard due to a serious illness, along with growing market concerns regarding the potential impact of artificial intelligence on software businesses. Positive contributors to performance included GE Aerospace, Amphenol, and Tel Aviv Stock Exchange.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

Average Annual Return [Table Text Block]

PERFORMANCE
Since Inception (6/17/2025)
Rainwater Equity ETF - NAV	1.30%
S&P 500 Index	16.82%
Solactive GBS Global Markets All Cap USD Index	18.58%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://rainwateretf.com/ for more recent performance information.

Performance Inception Date	Jun. 17, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 19,348,584
Holdings Count | holding	30
Advisory Fees Paid, Amount	$ 138,216
Investment Company, Portfolio Turnover	187.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$19,348,584	Advisory Fees	$138,216
# of Portfolio Holdings	30	Portfolio Turnover Rate*	187%
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Industrials	32.9%
Information Technology	25.7%
Financials	10.9%
Health Care	8.8%
Communication Services	4.8%
Broad-Based U.S. Equity ETF	3.8%
Consumer Discretionary	2.5%
Materials	1.4%
Cash and Cash Equivalents	9.2%

TOP 10 HOLDINGS (as a % of Net Assets)
GPGI, Inc.	9.3%
HEICO Corp.	7.4%
TransDigm Group, Inc.	6.1%
Tel Aviv Stock Exchange Ltd.	4.8%
Diploma PLC	4.5%
General Electric Co.	4.3%
Amphenol Corp. - Class A	4.2%
Loar Holdings, Inc.	3.9%
Invesco S&P 500 Equal Weight ETF	3.8%
Alphabet, Inc. - Class A	3.8%